Loans	6 Months Ended
Sep. 30, 2017
Loans

5. Loans

The table below presents loans outstanding by domicile and industry of borrower at March 31, 2017 and September 30, 2017:

	March 31, 2017	September 30, 2017
	(in millions of yen)
Domestic:
Manufacturing	8,740,281	8,526,643
Construction and real estate	7,654,016	7,709,245
Services	4,759,225	4,923,838
Wholesale and retail	5,142,003	5,123,176
Transportation and communications	3,490,415	3,413,710
Banks and other financial institutions	4,006,401	4,247,285
Government and public institutions	8,532,246	9,981,557
Other industries (Note)	4,427,349	4,502,531
Individuals:
Mortgage loans	9,964,633	9,702,129
Other	939,971	958,159

Total domestic	57,656,540	59,088,273

Foreign:
Commercial and industrial	16,872,448	16,915,590
Banks and other financial institutions	6,759,921	6,897,692
Government and public institutions	959,948	1,088,753
Other (Note)	190,724	37,938

Total foreign	24,783,041	24,939,973

Total	82,439,581	84,028,246
Less: Unearned income and deferred loan fees—net	155,675	144,787

Total loans before allowance for loan losses	82,283,906	83,883,459

Note:	Other industries of Domestic and Other of Foreign include trade receivables and lease receivables of consolidated VIEs.

Net losses on sales of loans were ¥919 million and ¥3,739 million, including unrealized losses related to recording loans held for sale at the lower of cost or fair value of ¥310 million, and ¥3,707 million for the fiscal year ended March 31, 2017 and for the six months ended September 30, 2017, respectively.

Credit quality information

In accordance with the MHFG Group’s credit risk management policies, the Group uses an internal rating system that consists of credit ratings and pool allocations as the basis of its risk management infrastructure. Credit ratings consist of obligor ratings which represent the level of credit risk of the obligor, and transaction ratings which represent the ultimate possibility of incurring losses on individual loans by taking into consideration various factors such as collateral or guarantees involved. In principle, obligor ratings are applied to all obligors except those to which pool allocations are applied, and are subject to regular review at least once a year as well as special review which is required whenever the obligor’s credit standing changes. Pool allocations are applied to groups of small balance, homogeneous loans. The Group pools loans with similar risk characteristics, and the risk is assessed and managed according to such pools. The Group generally reviews the appropriateness and effectiveness of the approach to obligor ratings and pool allocations once a year in accordance with predetermined policies and procedures.

The table below presents the MHFG Group’s definition of obligor ratings used by Mizuho Bank, Ltd. (“MHBK”) and MHTB:

Obligor category	Obligor rating	Definition
Normal	A	Obligors whose certainty of debt fulfillment is very high, hence their level of credit risk is very low.
	B	Obligors whose certainty of debt fulfillment poses no problems for the foreseeable future, and their level of credit risk is low.
	C	Obligors whose certainty of debt fulfillment and their level of credit risk pose no problems for the foreseeable future.
	D	Obligors whose current certainty of debt fulfillment poses no problems, however, their resistance to future economic environmental changes is low.
Watch (Note)	E1	Obligors that require observation going forward because of either minor concerns regarding their financial position, or their somewhat weak or unstable business conditions.
	E2	Obligors that require special observation going forward because of problems with their borrowings such as reduced or suspended interest payments, problems with debt fulfillment such as failure to make principal or interest payments, or problems with their financial position as a result of their weak or unstable business conditions.
Intensive control	F	Obligors that are not yet bankrupt but are in financial difficulties and are deemed likely to become bankrupt in the future because of insufficient progress in implementing their management improvement plans or other measures (including obligors that are receiving ongoing support from financial institutions).
Substantially bankrupt	G	Obligors that have not yet become legally or formally bankrupt but are substantially insolvent because they are in serious financial difficulties and are deemed to be incapable of being restructured.
Bankrupt	H	Obligors that have become legally or formally bankrupt.

Note:	Special attention obligors are watch obligors with debt in troubled debt restructuring (“TDR”) or 90 days or more delinquent debt. Loans to such obligors are considered impaired.

The table below presents credit quality information of loans based on the MHFG Group’s internal rating system at March 31, 2017 and September 30, 2017:

	Normal obligors				Watch obligors excluding special attention obligors (1)
	A-B	C-D	Retail (2)	Other (3)	E1-E2	Retail (2)	Other (3)	Impaired loans	Total
	(in millions of yen)
March 31, 2017
Domestic:
Manufacturing	5,313,232	2,599,760	90,825	67,734	276,771	11,589	1,314	379,056	8,740,281
Construction and real estate	4,199,022	2,641,436	558,321	15,585	165,836	16,023	317	57,476	7,654,016
Services	2,699,487	1,687,515	185,577	910	95,973	23,189	204	66,370	4,759,225
Wholesale and retail	2,244,214	2,369,842	200,003	22,785	124,846	32,911	501	146,901	5,142,003
Transportation and communications	2,584,367	739,781	82,543	1,092	50,319	9,698	—	22,615	3,490,415
Banks and other financial institutions	3,050,605	887,527	1,894	37,907	21,574	353	—	6,541	4,006,401
Government and public institutions	4,059,349	1,600	—	4,471,297	—	—	—	—	8,532,246
Other industries (4)	1,873,137	591,109	3,535	1,906,756	4,613	410	41,179	6,610	4,427,349
Individuals	—	289,809	10,312,739	80,566	26,288	89,066	1,434	104,702	10,904,604

Total domestic	26,023,413	11,808,379	11,435,437	6,604,632	766,220	183,239	44,949	790,271	57,656,540

Foreign:
Commercial and industrial	9,310,432	4,814,906	173	2,153,757	312,275	—	90,722	190,183	16,872,448
Banks and other financial institutions	5,628,387	592,380	—	480,806	58,348	—	—	—	6,759,921
Government and public institutions	741,478	214,558	—	1,082	2,801	—	—	29	959,948
Other (4)	—	6,535	9,439	173,464	124	8	753	401	190,724

Total foreign	15,680,297	5,628,379	9,612	2,809,109	373,548	8	91,475	190,613	24,783,041

Total	41,703,710	17,436,758	11,445,049	9,413,741	1,139,768	183,247	136,424	980,884	82,439,581

September 30, 2017
Domestic:
Manufacturing	5,302,937	2,718,865	85,978	46,881	225,293	10,880	239	135,570	8,526,643
Construction and real estate	4,341,519	2,583,327	533,436	8,471	174,429	16,592	—	51,471	7,709,245
Services	2,802,307	1,647,922	181,122	125,114	89,500	21,722	—	56,151	4,923,838
Wholesale and retail	2,241,712	2,395,149	190,225	13,830	110,009	31,369	669	140,213	5,123,176
Transportation and communications	2,511,302	753,838	79,972	1,948	30,502	9,275	—	26,873	3,413,710
Banks and other financial institutions	3,462,891	592,365	1,774	160,314	22,659	220	—	7,062	4,247,285
Government and public institutions	3,237,595	1,600	—	6,742,362	—	—	—	—	9,981,557
Other industries (4)	2,376,483	188,887	3,634	1,918,680	2,368	289	8,927	3,263	4,502,531
Individuals	—	300,201	10,081,604	69,829	25,766	84,265	1,275	97,348	10,660,288

Total domestic	26,276,746	11,182,154	11,157,745	9,087,429	680,526	174,612	11,110	517,951	59,088,273

Foreign:
Commercial and industrial	9,442,125	4,635,302	206	2,221,178	383,128	—	79,905	153,746	16,915,590
Banks and other financial institutions	5,867,251	563,445	—	411,234	54,835	—	927	—	6,897,692
Government and public institutions	865,441	220,632	—	861	1,800	—	—	19	1,088,753
Other (4)	—	4,800	9,044	21,800	246	7	1,284	757	37,938

Total foreign	16,174,817	5,424,179	9,250	2,655,073	440,009	7	82,116	154,522	24,939,973

Total	42,451,563	16,606,333	11,166,995	11,742,502	1,120,535	174,619	93,226	672,473	84,028,246

Notes:

(1)	Special attention obligors are watch obligors with debt in TDR or 90 days or more delinquent debt. Loans to such obligors are considered impaired.
(2)	Amounts represent small balance, homogeneous loans which are subject to pool allocations.
(3)	Non-impaired loans held by subsidiaries other than MHBK and MHTB constitute Other, since their portfolio segments are not identical to those of MHBK and MHTB.
(4)	Other industries of Domestic and Other of Foreign include trade receivables and lease receivables of consolidated VIEs.

Impaired loans

Loans are considered impaired when, based on current information and events, it is probable that the MHFG Group will be unable to collect all the scheduled payments of principal and interest when due according to the contractual terms of the loans. Factors considered by management in determining if a loan is impaired include delinquency status and the ability of the debtor to make payment of the principal and interest when due. The Group classifies loans to special attention, intensive control, substantially bankrupt and bankrupt obligors as impaired loans. Impaired loans include loans past due for 90 days or more and restructured loans that meet the definition of a TDR in accordance with ASC 310, “Receivables” (“ASC 310”). The Group does not have any loans to borrowers that cause management to have serious doubts as to the ability of such borrowers to comply with the present loan repayment terms for the periods presented other than those already designated as impaired loans.

All of the MHFG Group’s impaired loans are designated as nonaccrual loans and thus interest accruals and the amortization of net origination fees are suspended and capitalized interest is written off. Cash received on nonaccrual loans is accounted for as a reduction of the loan principal if the ultimate collectibility of the principal amount is uncertain, otherwise, as interest income. Loans are not restored to accrual status until interest and principal payments are current and future payments are reasonably assured. Impaired loans are restored to non-impaired loans and accrual status, when the MHFG Group determines that the borrower poses no concerns regarding current certainty of debt fulfillment. In general, such determination is made if the borrower qualifies for an obligor rating of E2 or above and is not classified as a special attention obligor. With respect to loans restructured in a TDR, in general, such loans are restored to non-impaired loans, and accrual status, when the borrower qualifies for an obligor rating of D or above. The table below presents impaired loans information at March 31, 2017 and September 30, 2017:

	Recorded investment (1)
	Requiring an allowance for loan losses	Not requiring an allowance for loan losses (2)	Total	Unpaid principal balance	Related allowance (3)	Average recorded investment	Interest income recognized (4)
	(in millions of yen)
March 31, 2017
Domestic:
Manufacturing	372,241	6,815	379,056	383,812	148,777	375,895	2,859
Construction and real estate	46,130	11,346	57,476	66,006	6,367	66,796	877
Services	58,366	8,004	66,370	72,261	20,122	66,050	1,173
Wholesale and retail	133,466	13,435	146,901	155,023	52,341	148,865	2,261
Transportation and communications	19,386	3,229	22,615	23,568	5,968	24,035	371
Banks and other financial institutions	2,601	3,940	6,541	6,873	962	5,305	50
Other industries	6,484	126	6,610	6,740	1,999	6,053	91
Individuals	51,893	52,809	104,702	114,880	4,935	114,104	1,696

Total domestic	690,567	99,704	790,271	829,163	241,471	807,103	9,378

Foreign:
Total foreign	160,563	30,050	190,613	209,129	61,102	169,192	2,040

Total	851,130	129,754	980,884	1,038,292	302,573	976,295	11,418

	Recorded investment (1)
	Requiring an allowance for loan losses	Not requiring an allowance for loan losses (2)	Total	Unpaid principal balance	Related allowance (3)	Average recorded investment	Interest income recognized (4)
	(in millions of yen)
September 30, 2017
Domestic:
Manufacturing	130,184	5,386	135,570	140,010	48,786	257,313	914
Construction and real estate	41,808	9,663	51,471	59,519	5,397	54,473	338
Services	46,498	9,653	56,151	63,777	12,280	61,260	432
Wholesale and retail	129,030	11,183	140,213	148,775	49,871	143,557	1,031
Transportation and communications	24,139	2,734	26,873	27,865	7,134	24,744	160
Banks and other financial institutions	3,100	3,962	7,062	7,395	1,433	6,802	29
Other industries	2,184	1,079	3,263	3,393	1,534	4,937	17
Individuals	46,492	50,856	97,348	102,916	4,657	101,025	729

Total domestic	423,435	94,516	517,951	553,650	131,092	654,111	3,650

Foreign:
Total foreign	127,433	27,089	154,522	172,523	48,620	172,567	1,069

Total	550,868	121,605	672,473	726,173	179,712	826,678	4,719

Notes:

(1)	Amounts represent the outstanding balances of nonaccrual loans. The MHFG Group’s policy for placing loans in nonaccrual status corresponds to the Group’s definition of impaired loans.
(2)	These impaired loans do not require an allowance for loan losses because the MHFG Group has sufficient collateral to cover probable loan losses.
(3)	The allowance for loan losses on impaired loans includes the allowance for groups of small balance, homogeneous loans which were collectively evaluated for impairment, in addition to the allowance for those loans that were individually evaluated for impairment. The total carrying amount of the groups of small balance, homogeneous loans at March 31, 2017 and September 30, 2017 was ¥302,251 million and ¥266,915 million, respectively.
(4)	Amounts represent gross interest income on impaired loans which were included in Interest income on loans in the consolidated statements of income.

The remaining balance of impaired loans which had been partially charged off was ¥26,513 million and ¥19,275 million as of March 31, 2017 and September 30, 2017, respectively.

Troubled debt restructurings

The MHFG Group considers a TDR to be a restructuring in which it, for economic or legal reasons related to the obligor’s financial difficulties, grants a concession to the obligor that it would not otherwise consider. The Group considers the relevant obligor to be in financial difficulty when its obligor rating is E2 or below. The following table presents TDRs that were entered into during the six months ended September 30, 2016 and 2017:

	Loan forgiveness or debt to equity swaps		Interest rate reduction and/or postponement of principal and/or interest
	Recorded investment (Note)	Charge-offs
	(in millions of yen)
September 30, 2016
Domestic:
Manufacturing	—	—	54,476
Construction and real estate	—	—	8,596
Services	—	—	21,951
Wholesale and retail	—	—	87,237
Transportation and communications	—	—	8,656
Banks and other financial institutions	—	—	3,198
Other industries	—	—	2,274
Individuals	—	—	9,205

Total domestic	—	—	195,593

Foreign:
Total foreign	—	—	10,849

Total	—	—	206,442

September 30, 2017
Domestic:
Manufacturing	—	—	55,611
Construction and real estate	—	—	9,045
Services	—	—	18,740
Wholesale and retail	—	—	74,625
Transportation and communications	—	—	12,244
Banks and other financial institutions	—	—	3,461
Individuals	—	—	7,619

Total domestic	—	—	181,345

Foreign:
Total foreign	—	—	13,303

Total	—	—	194,648

Note: Amounts represent the book values of loans immediately after the restructurings.

Payment default is deemed to occur when the loan becomes three months past due or the obligor is downgraded to the category of substantially bankrupt or bankrupt. The following table presents payment defaults which occurred during the six months ended September 30, 2016 and 2017 with respect to the loans modified as TDRs within the previous twelve months:

	Recorded investment
	September 30, 2016	September 30, 2017
	(in millions of yen)
Domestic:
Manufacturing	1,801	2,006
Construction and real estate	1,621	70
Services	1,188	2,561
Wholesale and retail	4,614	13,396
Transportation and communications	771	201
Other industries	—	130
Individuals	1,366	904

Total domestic	11,361	19,268

Foreign:
Total foreign	30	4,588

Total	11,391	23,856

Age analysis of past due loans

The table below presents an analysis of the age of the recorded investment in loans that are past due at March 31, 2017 and September 30, 2017:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total
	(in millions of yen)
March 31, 2017
Domestic:
Manufacturing	1,938	360	7,767	10,065	8,730,216	8,740,281
Construction and real estate	2,818	947	32,523	36,288	7,617,728	7,654,016
Services	917	217	5,914	7,048	4,752,177	4,759,225
Wholesale and retail	1,330	2,834	5,585	9,749	5,132,254	5,142,003
Transportation and communications	384	322	1,859	2,565	3,487,850	3,490,415
Banks and other financial institutions	—	—	—	—	4,006,401	4,006,401
Government and public institutions	—	—	—	—	8,532,246	8,532,246
Other industries	—	—	69	69	4,427,280	4,427,349
Individuals	32,995	12,291	34,846	80,132	10,824,472	10,904,604

Total domestic	40,382	16,971	88,563	145,916	57,510,624	57,656,540

Foreign:
Total foreign	546	216	95,719	96,481	24,686,560	24,783,041

Total	40,928	17,187	184,282	242,397	82,197,184	82,439,581

September 30, 2017
Domestic:
Manufacturing	1,504	289	8,545	10,338	8,516,305	8,526,643
Construction and real estate	1,006	940	27,869	29,815	7,679,430	7,709,245
Services	2,076	1,537	4,898	8,511	4,915,327	4,923,838
Wholesale and retail	1,842	997	3,803	6,642	5,116,534	5,123,176
Transportation and communications	76	85	7,502	7,663	3,406,047	3,413,710
Banks and other financial institutions	—	—	—	—	4,247,285	4,247,285
Government and public institutions	—	—	—	—	9,981,557	9,981,557
Other industries	40	—	25	65	4,502,466	4,502,531
Individuals	31,787	11,185	34,554	77,526	10,582,762	10,660,288

Total domestic	38,331	15,033	87,196	140,560	58,947,713	59,088,273

Foreign:
Total foreign	848	462	73,898	75,208	24,864,765	24,939,973

Total	39,179	15,495	161,094	215,768	83,812,478	84,028,246

Loans held for sale

Loans that have been identified for sale are classified as loans held for sale within Other assets and are accounted for at the lower of cost or fair value. The outstanding balance of loans held for sale was ¥26,689 million and ¥20,546 million at March 31, 2017 and September 30, 2017, respectively.